Financial Risk and Fair Value Disclosures - Maturity Profile of Financial Liabilities Based on Contractual Undiscounted Payments and Contractual Maturity (Detail) - TWD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Short-term loans		$ 1,939,109
Payables	$ 58,767,584	37,455,640
Guarantee deposits	30,757,001	14,369,769
Bonds payable	23,809,420	32,316,200
Long-term loans	22,501,470	40,626,127
Lease liabilities	7,388,213	5,778,937
Other financial liabilities	21,541,642	21,230,712
Total	164,765,330	153,716,494
Not later than one year [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Short-term loans		1,939,109
Payables	58,767,584	37,455,640
Guarantee deposits	238,416	108,740
Bonds payable	322,155	8,612,255
Long-term loans	3,246,153	21,084,795
Lease liabilities	658,092	688,613
Other financial liabilities	17,233,129	12,738,246
Total	80,465,529	82,627,398
Later than two years and not later than three years [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Payables	0
Guarantee deposits	3,867,087	3,432,749
Bonds payable	8,742,481	8,869,431
Long-term loans	8,425,744	2,543,611
Lease liabilities	1,222,822	1,198,528
Other financial liabilities	4,308,513	8,492,466
Total	26,566,647	24,536,785
Later than four years and not later than five years [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Payables	0
Guarantee deposits	169,419
Bonds payable	10,593,656	10,656,506
Long-term loans	7,798,280	11,021,076
Lease liabilities	1,207,385	1,050,786
Other financial liabilities	0
Total	19,768,740	22,728,368
Later than five years [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Payables	0
Guarantee deposits	26,482,079	10,828,280
Bonds payable	4,151,128	4,178,008
Long-term loans	3,031,293	5,976,645
Lease liabilities	4,299,914	2,841,010
Other financial liabilities	0
Total	$ 37,964,414	$ 23,823,943